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First Allmerica Financial Life Insurance Company
Office of the General Counsel
440 Lincoln Street, N-435
Worcester, MA  01653

VIA EDGAR

May 3, 2002

U.S. Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington, D.C.  20549

RE: FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
    REGISTRATION STATEMENT FILED ON FORM S-6
    ----------------------------------------

    VEL II ACCOUNT (VEL II ('93))  FILE NOS. 33-71056/811-8130
    SEPARATE ACCOUNT SPVL (VEL III AND AGENCY SPL)
      FILE NOS. 333-45914/811-10133
    INHEIRITAGE ACCOUNT (SELECT AND VARIABLE INHEIRITAGE)
      FILE NOS. 33-74184/811-8304
    SEPARATE ACCOUNT IMO (SELECT LIFE PLUS) FILE NOS. 333-64162/811-10433

Dear Sir/Madam:

Pursuant to Rule 497(j) under the 1933 Act, Registrant certifies that the form of Prospectuses that would have been filed under paragraph (c) of this section would not have differed from that contained in the most recent registration statement or amendment, and that the text of the most recent registration statement or amendment has been filed electronically.

No copies of the cross-reference sheet are being filed because it has not been amended.

If you have any questions or would like further information, please call me at (508) 855-4194.

                                            Very truly yours,

                                           /s/ Sheila B. St. Hilaire

                                           Sheila B. St. Hilaire
                                           Assistant Vice President & Counsel